Financial Instruments - Summary of Financial Instrument by Category (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and cash equivalents	$ 1,816.9	$ 1,818.3	$ 1,883.1
Financial investments	664.4	816.4
Guarantee deposits		3.0
Trade accounts receivable, net	205.2	189.0
Customer and commercial financing	101.2	32.0
Derivative financial instruments	11.1	0.1
Other assets	60.3	50.7
Financial assets	2,859.1	2,909.5
LIABILITIES
Loans and financing	3,203.2	4,026.9	4,448.0	$ 91.0
Trade accounts payable	739.5	495.2
Trade accounts payable - supplier finance	27.5	14.8
Other payables	371.0	317.6
Lease liability	71.0	63.8	$ 64.7	$ 38.6
Derivative financial instruments	97.5	5.9
Other liabilities	172.8	158.2
Financial liabilities	4,682.5	5,082.4
Financial Instruments at amortized cost [member]
ASSETS
Cash and cash equivalents	1,816.9	1,816.0
Financial investments	350.5	79.4
Guarantee deposits		3.0
Trade accounts receivable, net	205.2	189.0
Customer and commercial financing	101.2	32.0
Other assets	60.3	50.7
Financial assets	2,534.1	2,170.1
LIABILITIES
Loans and financing	3,196.8	4,026.9
Trade accounts payable	739.5	495.2
Trade accounts payable - supplier finance	27.5	14.8
Other payables	340.0	300.5
Lease liability	71.0	63.8
Other liabilities	172.8	158.2
Financial liabilities	4,547.6	5,059.4
Financial instruments at fair value through other comprehensive income [member]
ASSETS
Cash and cash equivalents		2.3
Financial investments	194.7	541.0
Financial assets	194.7	543.3
LIABILITIES
Other payables	31.0	17.1
Financial liabilities	31.0	17.1
Financial instruments measured or designated at fair value through profit or loss [member]
ASSETS
Financial investments	119.2	196.0
Derivative financial instruments	11.1	0.1
Financial assets	130.3	196.1
LIABILITIES
Loans and financing	6.4
Derivative financial instruments	97.5	5.9
Financial liabilities	$ 103.9	$ 5.9